CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement Abstract
RESEARCH AND DEVELOPMENT EXPENSES	$ (3,006)	$ (5,395)	$ (6,690)	$ (9,830)
SALES AND MARKETING EXPENSES	(5,604)	(1,158)	(9,478)	(1,795)
GENERAL AND ADMINISTRATIVE EXPENSES	(1,305)	(1,049)	(2,603)	(2,056)
OPERATING LOSS	(9,915)	(7,602)	(18,771)	(13,681)
NON-OPERATING INCOME (EXPENSES), NET	(7,733)	458	(10,649)	1,726
FINANCIAL INCOME	440	80	977	147
FINANCIAL EXPENSES	(1,337)	(379)	(2,264)	(565)
NET LOSS AND COMPREHENSIVE LOSS	$ (18,545)	$ (7,443)	$ (30,707)	$ (12,373)
LOSS PER ORDINARY SHARE - BASIC	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.02)
LOSS PER ORDINARY SHARE - DILUTED	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF LOSS PER ORDINARY SHARE	922,958,942	715,365,554	922,958,942	715,260,781